                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13-F

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended:  December 31, 2001
                                               -----------------------

Check here if Amendment [_]; Amendment Number: _______________________

        This Amendment (Check only one.):  [_]  is a restatement
                                           [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report;

Name:         Account Management, LLC
          ----------------------------------------------
Address:      2 Newbury Street
          ----------------------------------------------
              Boston, MA 02116
          ----------------------------------------------

          ----------------------------------------------

Form 13F File Number: 28- __________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Peter de Roetth
          ----------------------------------------------
Title:       Principal
          ----------------------------------------------
Phone:       617-236-4200
          ----------------------------------------------

Signature, Place, and Date of Signing:

/s/ Peter de Roetth                Boston, MA              2/11/02
--------------------------      -----------------------    ---------------------
[Signature]                     [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
  [If there are no entries in this list, omit this section.]


     Form 13F File Number              Name

     28-_________________              ______________________________
     [Repeat as necessary.]

Page 1 of 4     FORM 13F                              Name of Reporting Manager Account Management,LLC
                                                                                ----------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Item 6:
                                                                                   Investment Discretion
                                                                              -----------------------------------        Item 7:
   Item 1:             Item 2:        Item 3:      Item 4:         Item 5:                                               Managers
Name of Issuer      Title of Class     CUSIP     Fair Market      Shares or               (b) Shared-  (c) Shared-     See Instr. V
                                      Number       Value          Principal    (a) Sole   As Defined       Other
                                                                  Amount                  in Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Maxim Integrated       Common
 Products              Stock        57772K101   166,410,806     3,169,126    3,169,126
------------------------------------------------------------------------------------------------------------------------------------
Corporate Executive    Common
 Board                  Stock       21988R102    18,078,420       492,600      492,600
------------------------------------------------------------------------------------------------------------------------------------
IDT Corporation        Common
                        Stock       448947101     4,644,900       238,200      238,200
------------------------------------------------------------------------------------------------------------------------------------
IDT Corporation        Common
Class B                 Stock       448947309    19,488,513     1,173,300    1,173,300
------------------------------------------------------------------------------------------------------------------------------------
Supertex Inc.          Common
                        Stock       868532102    16,268,000       929,600      929,600
------------------------------------------------------------------------------------------------------------------------------------
Costar Group           Common
                        Stock       22160N109     7,627,200       317,800      317,800
------------------------------------------------------------------------------------------------------------------------------------
Lionbridge             Common
Technology              Stock       536252109     1,995,175     1,140,100    1,140,100
------------------------------------------------------------------------------------------------------------------------------------
Usinternetworking      Common
Inc.                    Stock       917311808       169,689       848,447      848,447
------------------------------------------------------------------------------------------------------------------------------------
Miller Industries      Common
                        Stock       600551105     4,120,178     1,299,741    1,299,741
------------------------------------------------------------------------------------------------------------------------------------
INT Media Group Inc.   Common
                        Stock       44979N104       311,600       164,000      164,000
------------------------------------------------------------------------------------------------------------------------------------

 COLUMN TOTALS                                  239,114,481
------------------------------------------------------------------------------------------------------------------------------------

          -----------------------------------------
            (SEC USE ONLY)


 --------------------------------------------------
                     Item 8:
                 Voting Authority
                    (Shares)
 --------------------------------------------------
  (a) Sole        (b) Shared   (C)  None

 --------------------------------------------------

      3,169,126
---------------------------------------------------

        492,600
---------------------------------------------------

        238,200
---------------------------------------------------

      1,173,300
---------------------------------------------------

        929,600
---------------------------------------------------

        317,800
---------------------------------------------------

      1,140,100
---------------------------------------------------

        848,447
---------------------------------------------------

      1,299,741
---------------------------------------------------

        164,000
---------------------------------------------------


---------------------------------------------------

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

Page  2 of 4       FORM 13F                       Name of Reporting Manager Account Management, LLC
     ---  ---                                                               -----------------------
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                                                                                     Item 6:
                                   Item 3:        Item 4:                      Investment Discretion                     Item 7:
       Item 1:       Item 2:       CUSIP        Fair Market    Item 5:         -----------------------------------      Managers
  Name of Issuer   Title of Class  Number          Value      Shares or                   (b) Shared-                (See Instr. V)
                                                               Principal       (a)Sole    As Defined    (c)Shared-
                                                               Amount                     In Instr. V      Other
------------------------------------------------------------------------------------------------------------------------------------
Credit Acceptance    Common
Corporation           Stock         225310101    5,819,265     653,850           653,850
------------------------------------------------------------------------------------------------------------------------------------
Landec Corporation   Common
                      Stock        514766104       371,250      99,000            99,000
------------------------------------------------------------------------------------------------------------------------------------
CyberSource          Common
Corporation           Stock         23251J106      743,170     422,256           422,256
------------------------------------------------------------------------------------------------------------------------------------
Healthgate Data      Common
corporation           Stock         42222H304      135,156     300,348           300,348
------------------------------------------------------------------------------------------------------------------------------------
The Advisory Board   Common
Co.                   Stock         00762W107      520,760      18,800            18,800
------------------------------------------------------------------------------------------------------------------------------------
Bright Horizons      Common
Family Solutions      Stock         109195107    4,494,000     160,500           160,500
------------------------------------------------------------------------------------------------------------------------------------
                     Common
Orient Express        Stock         G67743107      260,640      14,400            14,400
------------------------------------------------------------------------------------------------------------------------------------
                     Common
Corning Inc.          Stock         219350105    1,272,732     142,683           142,683
------------------------------------------------------------------------------------------------------------------------------------
Federal National     Common
Mortgage             Stock          313586109    2,424,750      30,500            30,500
 -----------------------------------------------------------------------------------------------------------------------------------
                     Common
Cendant Corporation   Stock         151313103    1,058,940      54,000            54,000
------------------------------------------------------------------------------------------------------------------------------------

      COLUMN TOTALS                             17,100,663
------------------------------------------------------------------------------------------------------------------------------------

        ---------------------------------
                 (SEC USE ONLY)
-----------------------------------------
                   Item 8:
              Voting Authority
                  (Shares)
-----------------------------------------

      (a) Sole     (b)Shared     (c) none
-----------------------------------------

      653,850
-----------------------------------------

       99,000
-----------------------------------------

      422,256
-----------------------------------------

      300,348
-----------------------------------------

       18,800
-----------------------------------------

      160,500
-----------------------------------------

       14,400
-----------------------------------------

      142,683
-----------------------------------------

       30,500
-----------------------------------------

       54,000
-----------------------------------------


Page 3 of 4     FORM 13F                              Name of Reporting Manager Account Management,LLC
                                                                                ----------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Item 6:
                                                                                         Investment Discretion
                                        Item 3:       Item 4:       Item 5:         -----------------------------------  Items 7:
  Item 1:                Item 2:         CUSIP       Fair Market   Shares or        (a) Sole   (b) Shared-   (c)Shared-  Managers
Name of Issuer        Title of Class    Number         Value       Prinicipal                   As Defined      Other   See Instr. V
                                                                   Amount                       in Instr. V
-----------------------------------------------------------------------------------------------------------------------------------
Sun Hydraulics         Common
                       Stock        866942105    1,637,100      214,000             214,000
-----------------------------------------------------------------------------------------------------------------------------------
Hewlett Packard        Common
                       Stock        428236103      246,480       12,000              12,000
-----------------------------------------------------------------------------------------------------------------------------------
AlTell                 Common
                       Stock        020039103      490,630        7,948               7,948
-----------------------------------------------------------------------------------------------------------------------------------
Glaxo Wellcome         Common
                       Stock        37733w105      348,740        7,000               7,000
-----------------------------------------------------------------------------------------------------------------------------------
Exxon                  Common
                       Stock        302290101      188,640        4,800               4,800
-----------------------------------------------------------------------------------------------------------------------------------
Cabot Corporation      Common
                       Stock        127055101      464,100       13,000              13,000
-----------------------------------------------------------------------------------------------------------------------------------
Aradigm Corporation    Common
                       Stock        038505103      965,600      136,000             136,000
-----------------------------------------------------------------------------------------------------------------------------------
Chevron Corporation    Common
                       Stock        166751107      215,064        2,400               2,400
-----------------------------------------------------------------------------------------------------------------------------------
Cabot Microelectronics Common
                       Stock        12709P103      288,866        3,645               3,645
-----------------------------------------------------------------------------------------------------------------------------------
Pepsico                Common
                       Stock        713344108      292,140        6,000               6,000
-----------------------------------------------------------------------------------------------------------------------------------

COLUMN TOTALS                                    5,137,360
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
         ------------------------
          (SEC USE ONLY)

   ------------------------------
            Item 8:
       Voting Authority
           (Shares)
   ------------------------------
   (a) Sole  (b) Shared  (c)None
   ------------------------------

    214,000
   ------------------------------

     12,000
   ------------------------------

      7,948
   ------------------------------

      7,000
   ------------------------------

      4,800
   ------------------------------

     13,000
   ------------------------------

    136,000
   ------------------------------

      2,400
   ------------------------------

      3,645
   ------------------------------

      6,000
   ------------------------------


   ------------------------------


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
Page 4 of 4     FORM 13F                              Name of Reporting Manager Account Management,LLC
                                                                                ----------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Item 6:
                                                                                     Investment Discretion
                                                                                -----------------------------------       Item 7:
   Item 1:               Item 2:        Item 3:      Item 4:         Item 5:                                              Managers
Name of Issuer        Title of Class     CUSIP     Fair Market      Shares or               (b) Shared-  (c) Shared-    See Instr. V
                                        Number       Value          Principal    (a) Sole    As Defined       Other
                                                                     Amount                 in Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Invacare Corporation     Common
                         Stock        461203101       502,279        14,900       14,900
------------------------------------------------------------------------------------------------------------------------------------
Johnson and Johnson      Common
                          Stock       478160104     1,300,200        22,000       22,000
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger             Common
                          Stock       806857108       472,570         8,600        8,600
------------------------------------------------------------------------------------------------------------------------------------
McLeodUSA Inc.           Common
                          Stock       582266102        33,300        90,000       90,000
------------------------------------------------------------------------------------------------------------------------------------
MCI Worldcomm            Common
                          Stock       55268B106       253,440        18,000       18,000
------------------------------------------------------------------------------------------------------------------------------------
Nortel                   Common
                          Stock       656568102       406,570        54,500       54,500
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies      Common
                          Stock       549463107       296,100        47,000       47,000
------------------------------------------------------------------------------------------------------------------------------------
AOL Time Warner Inc.     Common
                          Stock       00184A105       263,220         8,200        8,200
------------------------------------------------------------------------------------------------------------------------------------
Dean Foods Co.           Common
                          Stock       242370104     3,444,100        50,500       50,500
------------------------------------------------------------------------------------------------------------------------------------
Western Wireless CP"A"   Common
                          Stock       95988E204       240,125         8,500        8,500
------------------------------------------------------------------------------------------------------------------------------------

 COLUMN TOTALS                                      7,211,904
------------------------------------------------------------------------------------------------------------------------------------

          -----------------------------------------
            (SEC USE ONLY)

 --------------------------------------------------
                     Item 8:
                 Voting Authority
                    (Shares)
 --------------------------------------------------
  (a) Sole        (b) Shared   (C)  None

 --------------------------------------------------

   14,900
---------------------------------------------------

   22,000
---------------------------------------------------

    8,600
---------------------------------------------------

   90,000
---------------------------------------------------

   18,000
---------------------------------------------------

   54,500
---------------------------------------------------

   47,000
---------------------------------------------------

    8,200
---------------------------------------------------

   50,500
---------------------------------------------------

    8,500
---------------------------------------------------


---------------------------------------------------